Stockholders' Deficit (Details Textual) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Class of Stock [Line Items]
Total number of authorized shares	110,000,000	110,000,000
Number of common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Number of preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares issued	1,547,845	1,514,155	1,105,155
Preferred stock, shares outstanding	1,547,845	1,514,155	1,105,155
Preferred Stock | Series A Preferred Stock
Class of Stock [Line Items]
Number of preferred stock, shares authorized	500,000	500,000
Preferred stock, shares issued	269,608	269,608
Preferred stock, shares outstanding	269,608	269,608
Preferred Stock | Series B Preferred Stock
Class of Stock [Line Items]
Number of preferred stock, shares authorized	500,000	500,000
Preferred stock, shares issued	131,347	131,347
Preferred stock, shares outstanding	131,347	131,347
Preferred Stock | Series D Preferred Stock
Class of Stock [Line Items]
Number of preferred stock, shares authorized	4,000,000	4,000,000
Preferred stock, shares issued	730,357	704,200
Preferred stock, shares outstanding	730,357	704,200
Preferred Stock | Series E Preferred Stock [Member]
Class of Stock [Line Items]
Number of preferred stock, shares authorized	2,000,000	2,000,000
Preferred stock, shares issued	416,533	409,000
Preferred stock, shares outstanding	416,533	409,000